26. Stock options (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options Details Narrative
Expenses related to long term benefit plan	R$ 10,923	R$ 3,802	R$ 4,504